COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 02, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 02, 2018	Sep. 21, 2018	Sep. 02, 2018	Feb. 02, 2017	Mar. 31, 2020	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies (Textual)
Rent expense, monthly rent								$ 11,638	$ 22,060		$ 85,771		$ 58,301
Monthly rental expense								150
Total rent expense								$ 11,638			$ 85,771		$ 58,301
Number options granted											1,000,000
Number of option outstanding								1,800,000			1,000,000
Short-term leases								$ 3,200
2018 Equity Incentive Plan [Member]
Commitments and Contingencies (Textual)
Plan term					10-year
Number of shares reserved for future issuance					3,500,000
Number options granted			800,000
Number of option outstanding								1,800,000			1,000,000
One-Year Agreement [Member] | Board of Directors Chairman [Member]
Commitments and Contingencies (Textual)
Lease terminated date						Mar. 31, 2019
Description of lease agreement						The Company is paying the related party one half of the $3,000 monthly rent or $1,500 per month, plus expenses.
One-Year Agreement [Member] | Third Party [Member] | Institutions [Member]
Commitments and Contingencies (Textual)
Percentage of cash fee							8.00%
One-Year Agreement [Member] | Third Party [Member] | Retail [Member]
Commitments and Contingencies (Textual)
Percentage of cash fee							10.00%
Percentage of expense allowance payable							3.00%
One-Year Agreement [Member] | Investors [Member]
Commitments and Contingencies (Textual)
Percentage of warrant							10.00%
Six-Month Agreement [Member] | NEW YORK | One Office [Member]
Commitments and Contingencies (Textual)
Rent expense, monthly rent										$ 1,598
Monthly rental expense										$ 1,750
Six-Month Agreement [Member] | NEW YORK | Additional Office [Member]
Commitments and Contingencies (Textual)
Monthly rental expense												$ 1,700
Lease terminated date												Jun. 30, 2019
12-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN
Commitments and Contingencies (Textual)
Monthly rental expense		$ 272
12-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN | Rubles
Commitments and Contingencies (Textual)
Monthly rental expense		$ 17,200
10-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN
Commitments and Contingencies (Textual)
Monthly rental expense	$ 152
10-Month Year Agreement [Member] | Third Party [Member] | RUSSIAN | Rubles
Commitments and Contingencies (Textual)
Monthly rental expense	$ 12,000
Six Month Warehouse Rental Agreement [Member]
Commitments and Contingencies (Textual)
Monthly rental expense				$ 2,980
Description of lease agreement				The lease was renewed on June 1, 2019 for an additional year ending May 31, 2020, for $3,171 per month.